Goodwill (Details 2)	12 Months Ended
Dec. 31, 2018
Pointer Brazil [Member]
Discount rate	20.00%
Growth rate	6.40%
Years of projected cash flows	5 years
Cellocator [Member]
Discount rate	16.00%
Growth rate	3.00%
Years of projected cash flows	5 years
SVR [Member]
Discount rate	14.00%
Growth rate	2.00%
Years of projected cash flows	5 years
Cielo [Member]
Discount rate	20.00%
Growth rate	6.40%
Years of projected cash flows	5 years